Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Assets Presented at Fair Value on a Recurring and Nonrecurring Basis
The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2013 (in thousands):

	December 31, 2013
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Short-term bond fund	$1,159	1,159	--	--
Limited-term bond fund	521	521	--	--
Total investment securities available for sale	$1,680	$1,680	$--	$--
Total recurring fair value measurements	$1,680	$1,680	$--	$--

Nonrecurring fair value measurements
Impaired loans	$290	$--	$--	$290
Other real estate owned	574	--	--	574
Total nonrecurring fair value measurements	$864	$--	$--	$864

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2012 (in thousands):

	December 31, 2012
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
U.S. Government agency securities	$501	$--	$501	$--
Corporate securities	1,826	1,826	--	--
Short-term bond fund	1,142	1,142	--	--
Limited-term bond fund	525	525	--	--
Total investment securities available for sale	$3,994	$3,493	$501	$--
Total recurring fair value measurements	$3,994	$3,493	$501	$--

Nonrecurring fair value measurements
Impaired loans	$588	$--	$--	$588
Other real estate owned	170	--	--	170
Total nonrecurring fair value measurements	$758	$--	$--	$758

Additional quantitative information about assets measured at fair value on a nonrecurring basis
The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has used level 3 inputs to determine fair value as of December 31, 2013 and 2012 (in thousands):
	December 31, 2013
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$290	Appraisal of	Appraisal	8%-9%	(8%)
		collateral (1)	adjustments (2)

Other real estate owned	$574	Appraisal of collateral (1)	Appraisal adjustments (2)	5%-33%	(18%)

	December 31, 2012
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$588	Appraisal of collateral (1)	Appraisal adjustments (2)	8%-58%	(31%)

Other real estate owned	$170	Appraisal of collateral (1)	Appraisal adjustments (2)	8%-29%	(17%)
        __________________
(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
(2)
Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses.  The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.

Estimated Fair Value of Financial Instruments
The estimated fair values of the Company’s financial instruments were as follows at December 31, 2013 and December 31, 2012 (in thousands):

			Fair Value Measurements at
			December 31, 2013
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$6,184	$6,184	$6,184	$--	$--
Investment in interest-earning time deposits	7,633	7,747	--	7,747	--
Investment securities available for sale	1,680	1,680	1,680	-	--
Loans held for sale	1,098	1,147	--	1,147	--
Loans receivable, net	106,887	108,356	--	--	108,356
Accrued interest receivable	735	735	735	--	--
Investment in FHLB stock	421	421	--	421	--

Financial Liabilities
Deposits	103,324	105,254	23,089	--	82,165
FHLB advances, short-term	5,500	5,500	--	5,500	--
Accrued interest payable	77	77	77	--	--

			Fair Value Measurements at
			December 31, 2012
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$12,400	$12,400	$12,400	$--	$--
Investment in interest-earning time deposits	8,132	8,234	--	8,234	--
Investment securities available for sale	3,994	3,994	3,493	501	--
Loans held for sale	4,875	5,053	--	5,053	--
Loans receivable, net	84,291	86,503	--	--	86,503
Accrued interest receivable	657	657	657	--	--
Investment in FHLB stock	437	437	--	437	--

Financial Liabilities
Deposits	97,038	98,279	19,337	78,942	--
FHLB advances, short-term	2,000	2,000	--	2,000	--
Accrued interest payable	81	81	81	--	--